SEGMENT REPORTING (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Changhai Hospital [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	12.50%